Term Loan (Revised) (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2020	Feb. 14, 2019	Feb. 14, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Dec. 31, 2019
Term loan
Disclosure of detailed information about borrowings [line items]
Proceeds from term loan		$ 35,000
Financing costs incurred		1,347
Minimum cash balance maintained	$ 15,000
Remaining undrawn facility							$ 15,000
Requirement of modification of financial covenants	i. Maintain a Tangible Net Worth Ratio of not more than 1:00 to 1:00 at all times; ii. Maintain a Cash Balance of more than $15,000 at all times; and iii. Maintain certain EBITDA requirements (as defined in the Credit Facility Agreement) with respect to each Fiscal Quarter.
Net revenue threshold to draw additional capacity				$ 28,400
Total interest expense					$ 723	$ 252
Interest costs capitalised					896	511
Non-cash interest expense relating to amortization of deferred financing costs					$ 501	$ 387
Canadian Imperial Bank of Commerce and Bank of Montreal
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing		65,000	$ 65,000
Expected averate rate of interest			mid-to-high 5% per annum range
Minimum repayment of outstanding balance in percentage			minimum 2.5% of the initial amount drawn each quarter
Canadian Imperial Bank of Commerce and Bank of Montreal | Term loan
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing		50,000	$ 50,000
Canadian Imperial Bank of Commerce and Bank of Montreal | Revolving loan
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing		$ 15,000	$ 15,000